CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (TABLES)	12 Months Ended
Mar. 31, 2013
Concentration Of Credit Risk and Major Customers [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
Accounts receivable from the three customers with the largest receivable balances as of March 31, 2012 and 2013 are as follows:

	Percentage of accounts receivable
	2012	2013
	%	%

Customer A	19.6	36.6
Customer B	44.4	12.4
Customer C	17.3	13.2

Three largest receivable balances	81.3	62.2

Movements Of Allowances For Doubtful Account [Table Text Block]
Details of the movements of the allowances for doubtful account are as follows:

	Year ended March 31,
	2011	2012	2013
	$	$	$

At beginning of year	-	-	-
Allowance for the year	-	-	6

At end of year	-	-	6

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]

Customers accounting for 10% or more of total net sales in any of the years ended March 31, 2011, 2012 and 2013 are as follows:

	Year ended March 31,
	2011	2012	2013
	%	%	%

Customer A (note a)	22.2	25.1	33.0
Customer B (note a)	N/A	N/A	12.0
Customer C (note b)	15.1	16.4	N/A
Customer D (note c)	13.4	N/A	11.7
Customer E (note b)	N/A	11.3	N/A

Notes:

(a)	Sales to these customers were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
(b)	Sales to this customer were reported in the Electric OEM operating segment.
(c)	Sales to this customer were reported in the Metal Stamping and Mechanical OEM operating segment.